Cash and cash equivalents and financial assets, Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Sep. 30, 2022	Dec. 31, 2021
Cash and cash equivalents and financial assets
Short-term financial assets due in one year or less	SFr 96,000	SFr 116,000